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                          LORD ABBETT SERIES FUND, INC.
                         GROWTH OPPORTUNITIES PORTFOLIO

                     SUPPLEMENT DATED AUGUST 3, 2006 TO THE
                          PROSPECTUS DATED MAY 1, 2006
                                (CLASS VC SHARES)

With respect to the Portfolio referenced above, the second paragraph in the section of the Prospectus entitled "Management - Investment Managers" is replaced with the following:

Frederick J. Ruvkun heads the investment management team and is primarily responsible for the day-to-day management of the Fund. Mr. Ruvkun, Mid Cap Growth Investment Manager, joined Lord Abbett in 2006 from J. & W. Seligman & Co., where he served as a Managing Director and Leader of the Small Cap Growth Team and a Portfolio Manager of SMID Cap Growth Assets. Mr. Ruvkun has been in the investment management business since 1983.
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                          LORD ABBETT SERIES FUND, INC.
                               ALL VALUE PORTFOLIO
                            AMERICA'S VALUE PORTFOLIO
                            BOND-DEBENTURE PORTFOLIO
                           GROWTH AND INCOME PORTFOLIO
                         GROWTH OPPORTUNITIES PORTFOLIO
                             INTERNATIONAL PORTFOLIO
                            LARGE-CAP CORE PORTFOLIO
                             MID-CAP VALUE PORTFOLIO
                                (CLASS VC SHARES)

                     SUPPLEMENT DATED AUGUST 3, 2006 TO THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                                DATED MAY 1, 2006

1. THE SECTION ENTITLED "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT MANAGERS" IS REPLACED WITH THE FOLLOWING:

     INVESTMENT MANAGERS

     As stated in the Prospectus, Lord Abbett uses a team of investment managers and analysts acting together to manage the investments of each Fund.

     Robert P. Fetch and Howard E. Hansen head the All Value Portfolio team and are primarily and jointly responsible for the day-to-day management of the Portfolio.

     Edward K. von der Linde and Christopher Towle head the America's Value Portfolio team and are primarily and jointly responsible for the day-to-day management of the Portfolio.

     Christopher J. Towle heads the Bond-Debenture Portfolio team and is primarily responsible for the day-to-day management of the Portfolio.

     Eli M. Salzmann and Sholom Dinsky head the Growth and Income Portfolio team and the other senior member is Kenneth G. Fuller. Messrs Salzmann and Dinsky are primarily and jointly responsible for the day-to-day management of the Portfolio.

     Frederick J. Ruvkun heads the Growth Opportunities Portfolio team and is primarily responsible for the day-to-day management of the Portfolio.

     Todd D. Jacobson heads the International Portfolio team and is primarily responsible for the day-to-day management of the Portfolio.

     Daniel H. Frascarelli heads the Large-Cap Core Portfolio team and the other senior member is Paul J. Volovich. Messrs. Frascarelli and Volovich are primarily and jointly responsible for day-to-day management of the Portfolio.

     Edward K. von der Linde and Howard E. Hansen head the Mid-Cap Value Portfolio team and the other senior members are Eileen K. Banko and David
     G. Builder. Messrs. von der Linde and Hansen are primarily and jointly responsible for the day-to-day management of the Portfolio.

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     The following table indicates for the Portfolios as of December 31, 2005
     (or July 31, 2006, as noted below): (1) the number of other accounts managed by each investment manager who is primarily and/or jointly responsible for the day-to-day management of the Portfolios within certain categories of investment vehicles; and (2) the total assets in such accounts managed within each category. For each of the categories a footnote to the table also provides the number of accounts and the total assets in the accounts with respect to which the management fee is based on the performance of the account. Included in the Registered Investment Companies or mutual funds category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies. The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles. Lord Abbett does not manage any hedge funds. The Other Accounts category encompasses Retirement and Benefit Plans (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by Financial Intermediaries unaffiliated with Lord Abbett. (The data shown below are approximate.)

                                                          OTHER ACCOUNTS MANAGED (# AND TOTAL ASSETS IN MILLIONS)
                                                          -------------------------------------------------------
                                                                                  OTHER POOLED
                                                          REGISTERED INVESTMENT   INVESTMENT
PORTFOLIO                      NAME                       COMPANIES               VEHICLES      OTHER ACCOUNTS
---------                      ----                       ---------               --------      --------------
All Value Portfolio            Robert P. Fetch            4 / $ 6,001.9           1 / $ 92.4    1,095* / $ 2,592.6*
                               Howard E. Hansen           12 / $ 17,021.4         2 / $ 156.5   5,493** / $ 3,501.1**

America's Value Portfolio      Edward K. von der Linde    11 / $ 15,085.7         1 / $ 64.1    5,486 / $ 2,852.8
                               Christopher J. Towle       13 / $ 13,390.5         3 / $ 1,165.9 5,356 / $ 2,265.6

Bond-Debenture Portfolio       Christopher J. Towle       13 / $ 13,241.4         3 / $ 1,165.9 5,356 / $ 2,265.6

Growth & Income Portfolio      Eli M. Salzmann            12 / $ 23,532.5         10 / $794.3   51,040*** / $ 18,334.4***
                               Sholom Dinsky              12 / $ 23,532.5         10 / $794.3   51,040*** / $ 18,334.4***

Growth Opportunities
Portfolio                      Frederick J. Ruvkun (1)    2 / $881.8              2 / $88.9     1/ $14.1

International Portfolio        Todd D. Jacobson           2 / $ 236.1             2 / $ 103.4   0 / $ 0.0

Large-Cap Core Portfolio       Daniel H. Frascarelli      4 / $ 962.2             0 / $ 0.0     0 / $ 0.0
                               Paul J. Volovich           2 / $ 870.7             0 / $ 0.0     0 / $ 0.0

Mid-Cap Value Portfolio        Edward K. von der Linde    11 / $ 13,951.6         1 / $ 64.1    5,486 / $ 2,852.8
                               Howard E. Hansen           12 / $ 15,858.6         2 / 156.5     5,493** / $ 3,501.1**

     * Included in the number of accounts and total assets are 2 accounts with respect to which the management fee is based on the performance of the account; such account totals approximately $510.9 million in total assets.

     ** Included in the number of accounts and total assets is 1 account with respect to which the management fee is based on the performance of the account; such account totals approximately $435.0 million in total assets.

     *** Included in the number of accounts and total assets is 1 account with respect to which the management fee is based on the performance of the account; such accounts total approximately $214.4 million in total assets.

     (1) Mr. Ruvkun became an employee of Lord Abbett and an investment manager of the Growth Opportunities Portfolio on July 31, 2006; therefore these figures were calculated as of July 31, 2006.

     Conflicts of interest may arise in connection with the investment managers' management of the investments of the Portfolio and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the Portfolio and other

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     accounts with similar investment objectives and policies. An investment manager potentially could use information concerning the Portfolio's transactions to the advantage of other accounts and to the detriment of the Portfolio. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett's clients including the Portfolio. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment managers' management of the investments of the Portfolio and the investments of the other accounts referenced in the table above.

     2. THE SECTION ENTITLED "INVESTMENT ADVISORY AND OTHER SERVICES - HOLDINGS OF INVESTMENT MANAGERS" IS REPLACED WITH THE FOLLOWING:

     HOLDINGS OF INVESTMENT MANAGERS
     The following table indicates for the Portfolios the dollar range of shares beneficially owned by each investment manager who is primarily and/or jointly responsible for the day-to-day management of that Portfolio, as of December 31, 2005 (or July 31, 2006, as noted below). This table includes the value of shares beneficially owned by such investment managers through 401(k) plans and certain other plans or accounts, if any.

                                                                               DOLLAR RANGE OF SHARES IN THE PORTFOLIO
                                                                   $1-    $10,001-   $50,001-    $100,001-  $500,001-       OVER
FUND                         NAME                       NONE     $10,000   $50,000   $100,000    $500,000   $1,000,000   $1,000,000
----                         ----                       ----     -------   -------   --------    --------   ----------   ----------
All Value Portfolio          Robert P. Fetch             X
                             Howard E. Hansen            X

America's Value Portfolio    Edward K. von der Linde     X
                             Christopher J. Towle        X

Bond-Debenture Portfolio     Christopher J. Towle        X

Growth and Income Portfolio  Eli M. Salzmann             X
                             Sholom Dinsky               X

Growth Opportunities
Portfolio                    Frederick J. Ruvkun (1)     X

International Portfolio      Harold E. Sharon            X
                             Vincent J. McBride          X

Mid-Cap Value Portfolio      Edward K. von der Linde     X
                             Howard E. Hansen            X

(1) Mr. Ruvkun became an employee of Lord Abbett and an investment manager of the Growth Opportunities Fund on July 31, 2006; therefore these figures were calculated as of July 31, 2006.